Lease obligation (Tables)	12 Months Ended
Dec. 31, 2025
Lease obligation
Schedule of reconciliation of the outstanding lease obligation

$
Balance, December 31, 2023	11,510
Additions	96,998
Lease payments	(69,723)
Balance, December 31, 2024	38,785
Additions	88,074
Lease payments	(89,572)
Balance, December 31, 2025	37,287

Schedule of future minimum lease payments related to the office lease obligation

	December 31,	December 31,
	2025	2024
	$	$
2025	—	39,535
2026	38,008	—
Total minimum lease payments	38,008	39,535
Less: imputed interest	(721)	(750)
Total present value of minimum lease payments	37,287	38,785
Less: current portion	(37,287)	(38,785)
Non-current portion	—	—